Submission	Aug. 16, 2024
Submission [Line Items]
Central Index Key	0001004434
Registrant Name	Affiliated Managers Group, Inc.
Registration File Number	333-263148
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES